UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

SEMI-ANNUAL REPORT

March 31, 2021

Vivaldi Merger Arbitrage Fund Class A Shares – VARAX Class I Shares – VARBX VIVALDI MULTI-STRATEGY FUND Class A Shares – OMOAX Class I Shares – OMOIX

Vivaldi Asset Management, LLC | 225 W. Wacker Dr. | Suite 2100 | Chicago, IL 60606 | P: 312.248.8300

The Vivaldi Funds

Each a series of Investment Managers Series Trust II

Table of Contents

Schedule of Investments	1
Statements of Assets and Liabilities	24
Statements of Operations	25
Statements of Changes in Net Assets	26
Statements of Cash Flows	28
Financial Highlights	30
Notes to Financial Statements	36
Supplemental Information	51
Expense Examples	53

This report and the financial statements contained herein are provided for the general information of the shareholders of the Vivaldi Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.vivaldifunds.com

Vivaldi Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2021 (Unaudited)

Number of Shares			Value
		COMMON STOCKS — 73.4%
		APPLICATIONS SOFTWARE — 5.2%
354,600		RealPage, Inc.*,1	$30,921,120
		AUTO-MEDIUM & HEAVY DUTY TRUCKS — 0.7%
88,404		Navistar International Corp.*	3,892,428
		COMMERCIAL SERVICES — 3.9%
134,385		CoreLogic, Inc.	10,650,011
343,636		HMS Holdings Corp.*	12,705,941
			23,355,952
		COMMERCIAL SERVICES-FINANCE — 0.5%
81,582		Cardtronics PLC - Class A*	3,165,382
		COMPUTER SERVICES — 2.0%
397,192		Perspecta, Inc.	11,538,428
		COMPUTER SOFTWARE — 3.1%
458,391		Slack Technologies, Inc. - Class A*	18,624,426
		DIAGNOSTIC EQUIPMENT — 2.3%
564,099		GenMark Diagnostics, Inc.*	13,481,966
		ELECTRONIC COMPONENTS-SEMICONDUCTOR — 3.2%
107,604		Inphi Corp.*	19,197,630
		ENTERPRISE SOFTWARE/SERVICE — 2.3%
600,160		Pluralsight, Inc. - Class A*	13,407,574
		HOTELS & MOTELS — 3.1%
932,868		Extended Stay America, Inc. - Class B	18,424,143
		MEDICAL PRODUCTS — 9.2%
307,851		Varian Medical Systems, Inc.*,1	54,344,937
		MEDICAL-BIOMEDICAL/GENERICS — 0.6%
23,957		Alexion Pharmaceuticals, Inc.*	3,663,265
		MEDICAL-DRUGS — 1.2%
374,373		Aphria, Inc.*	6,877,232
		OIL COMP-EXPLORATION & PRODUCTION — 0.0%
—	[2]	CNX Resources Corp.*	2

Vivaldi Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PROPERTY/CASUALTY INSURANCE — 1.3%
225,891	Watford Holdings Ltd.*	$7,818,088
	PUBLISHING-NEWSPAPERS — 1.1%
357,106	Tribune Publishing Co.	6,424,337
	SPECIFIED PURPOSE ACQUISITIONS — 29.7%
135,000	26 Capital Acquisition Corp.*	1,309,500
25,380	5:01 Acquisition Corp. - Class A*	252,531
39,631	7GC & Co. Holdings, Inc. - Class A*	392,347
99,499	890 5th Avenue Partners, Inc. - Class A*	964,145
32,873	Acies Acquisition Corp. - Class A*	327,086
45,000	Ackrell Spac Partners I Co.*	456,750
286,479	ACON S2 Acquisition Corp.*	2,810,359
20,000	Adit EdTech Acquisition Corp.*	192,600
33,120	Agile Growth Corp.*	328,550
90,000	Alkuri Global Acquisition Corp.*	889,200
196,306	Altimar Acquisition Corp. - Class A*	1,939,503
294,700	Apollo Strategic Growth Capital - Class A*	2,917,530
67,500	Archimedes Tech SPAC Partners Co.*	667,575
50	Arrowroot Acquisition Corp.*	497
270,184	Artius Acquisition, Inc. - Class A*	2,728,858
81,318	ARYA Sciences Acquisition Corp. IV - Class A*	845,707
236,682	Ascendant Digital Acquisition Corp. - Class A*	2,343,152
60,400	Aspirational Consumer Lifestyle Corp.*	604,604
26,200	Atlantic Avenue Acquisition Corp. - Class A*	253,878
260,292	Avanti Acquisition Corp. - Class A*	2,543,053
191,272	BCLS Acquisition Corp. - Class A*	2,021,745
128,440	Benessere Capital Acquisition Corp. - Class A*	1,276,694
25,000	Better World Acquisition Corp.*	248,875
268,763	Burgundy Technology Acquisition Corp. - Class A*	2,658,066
12,640	Capstar Special Purpose Acquisition Corp. - Class A*	123,366
67,819	CC Neuberger Principal Holdings II - Class A*	668,695
187,642	CF Acquisition Corp. IV - Class A*	1,833,262
47,748	CF Finance Acquisition Corp. III - Class A*	477,480
191,846	CHP Merger Corp. - Class A*	1,901,194
374,960	Churchill Capital Corp. II - Class A*	3,749,600
145,864	Churchill Capital Corp. V - Class A*	1,441,136
9,127	Climate Real Impact Solutions II Acquisition Corp.*	91,270
200,000	Concord Acquisition Corp. - Class A*	1,956,000
38,037	Consonance-HFW Acquisition Corp. - Class A*	365,916
244,661	Corner Growth Acquisition Corp. - Class A*	2,395,231
143,617	Crescent Acquisition Corp. - Class A*	1,444,787

Vivaldi Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
155,910	D8 Holdings Corp.*	$1,549,745
68,884	DFP Healthcare Acquisitions Corp. - Class A*	686,085
22,500	dMY Technology Group, Inc. IV*	225,905
153,825	DPCM Capital, Inc. - Class A*	1,516,715
338,835	E.Merge Technology Acquisition Corp. - Class A*	3,303,641
176,283	East Resources Acquisition Co. - Class A*	1,724,048
26,138	East Stone Acquisition Corp.*	261,119
15,000	EdtechX Holdings Acquisition Corp. II*	147,450
93,840	Epiphany Technology Acquisition Corp. - Class A*	914,940
276,959	Equity Distribution Acquisition Corp. - Class A*	2,744,664
1	Eucrates Biomedical Acquisition Corp.*	10
365,205	FG New America Acquisition Corp. - Class A*	3,721,439
45,900	Fifth Wall Acquisition Corp. I - Class A*	459,000
14,138	Fortress Value Acquisition Corp. II - Class A*	140,956
42,772	Forum Merger III Corp. - Class A*	426,437
200,000	Forum Merger IV Corp.*	1,980,000
47,500	Frazier Lifesciences Acquisition Corp. - Class A*	472,625
40,000	Fusion Acquisition Corp. - Class A*	398,400
90,000	Fusion Acquisition Corp. II*	893,700
163,919	GigCapital2, Inc.*	1,644,108
156,172	GO Acquisition Corp.*	1,538,294
75,000	Golden Arrow Merger Corp.*	746,250
45,000	Golden Falcon Acquisition Corp. - Class A*	435,150
215,592	Gores Holdings V, Inc. - Class A*	2,151,608
153,827	Greenrose Acquisition Corp.*	1,532,117
19,149	GS Acquisition Holdings Corp. II - Class A*	199,724
332,760	GX Acquisition Corp. - Class A*	3,354,221
224,465	HIG Acquisition Corp. - Class A*	2,231,182
135,900	Highland Transcend Partners I Corp. - Class A*	1,329,102
190,454	Horizon Acquisition Corp. - Class A*	1,881,686
201,626	Horizon Acquisition Corp. II - Class A*	2,056,585
99,007	Hudson Executive Investment Corp. - Class A*	982,149
323,512	IG Acquisition Corp. - Class A*	3,196,299
51,847	Jaws Spitfire Acquisition Corp. - Class A*	531,432
75,000	Khosla Ventures Acquisition Co. - Class A*	757,500
50,000	Khosla Ventures Acquisition Co. II - Class A*	504,500
52,393	Khosla Ventures Acquisition Co. III - Class A*	523,406
200,814	Kingswood Acquisition Corp. - Class A*	1,995,690
280,000	KINS Technology Group, Inc. - Class A*	2,746,800
204,146	Kismet Acquisition One Corp.*	2,021,045
17,361	Landcadia Holdings III, Inc. - Class A*	173,784

Vivaldi Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
323,290	Lionheart Acquisition Corp. II - Class A*	$3,174,708
237,000	Live Oak Acquisition Corp. II - Class A*	2,367,630
20,000	Longview Acquisition Corp. II*	200,800
164,695	Malacca Straits Acquisition Co., Ltd. - Class A*	1,625,540
90,000	MCAP Acquisition Corp.*	895,500
264,820	Mudrick Capital Acquisition Corp. - Class A*	2,608,477
64,495	Nebula Caravel Acquisition Corp. - Class A*	639,790
12,572	NextGen Acquisition Corp.*	124,714
125,946	North Mountain Merger Corp. - Class A*	1,239,309
155,495	Northern Genesis Acquisition Corp. II*	1,542,510
49,685	Northern Star Investment Corp. II - Class A*	496,850
206,564	Oaktree Acquisition Corp. II - Class A*	2,042,918
45,900	Omega Alpha SPAC - Class A*	454,410
45,000	Peridot Acquisition Corp. II*	447,300
50,000	Plum Acquisition Corp. I*	497,500
180,000	PMV Consumer Acquisition Corp.*	1,746,000
25,000	Population Health Investment Co., Inc. - Class A*	246,500
300,000	Prime Impact Acquisition I - Class A*	2,919,000
94,500	Prospector Capital Corp. - Class A*	919,485
194,510	RedBall Acquisition Corp. - Class A*	1,935,374
285,000	Reinvent Technology Partners Y*	2,861,400
485,103	Replay Acquisition Corp.*	4,948,051
168,850	Research Alliance Corp. II - Class A*	1,730,712
96,923	Rice Acquisition Corp. - Class A*	979,892
128,006	RMG Acquisition Corp. II - Class A*	1,282,620
107,972	Roman DBDR Tech Acquisition Corp. - Class A*	1,074,321
40,981	Roth Ch Acquisition II Co.*	406,122
184,992	Sandbridge Acquisition Corp. - Class A*	1,833,271
13,214	Sarissa Capital Acquisition Corp. - Class A*	133,594
59,578	SC Health Corp. - Class A*	600,546
134,158	ScION Tech Growth I - Class A*	1,313,407
114,047	Seven Oaks Acquisition Corp. - Class A*	1,111,958
281,216	Sports Entertainment Acquisition Corp. - Class A*	2,747,480
346,007	Spring Valley Acquisition Corp. - Class A*	3,498,131
65,401	Star Peak Corp. II - Class A*	661,204
30,300	Starboard Value Acquisition Corp. Class A*	300,879
13,500	Stratim Cloud Acquisition Corp.*	135,000
245,392	Supernova Partners Acquisition Co., Inc. - Class A*	2,480,913
149,610	Sustainable Opportunities Acquisition Corp. - Class A*	1,485,627
97,572	Switchback II Corp. - Class A*	959,133
320,560	Tailwind Acquisition Corp. - Class A*	3,179,955

Vivaldi Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
224,998	Tekkorp Digital Acquisition Corp. - Class A*	$2,204,980
139,110	Tiga Acquisition Corp. - Class A*	1,396,664
41,020	TPG Pace Tech Opportunities Corp. - Class A*	406,508
276,284	Trebia Acquisition Corp. - Class A*	2,751,789
131,940	Trepont Acquisition Corp. I - Class A*	1,294,331
25,000	Turmeric Acquisition Corp. - Class A*	244,250
208,979	TWC Tech Holdings II Corp.*	2,056,353
85,011	Union Acquisition Corp. II*	854,361
25,000	VectoIQ Acquisition Corp. II - Class A*	248,000
77,164	Ventoux CCM Acquisition Corp.*	755,436
169,971	Vy Global Growth - Class A*	1,720,107
151,799	Yucaipa Acquisition Corp.*	1,495,220
113,647	Zanite Acquisition Corp. - Class A*	1,130,788
		175,927,571
	THERAPEUTICS — 3.8%
105,038	GW Pharmaceuticals PLC*	22,782,742
	WEB HOSTING/DESIGN — 0.2%
28,199	NIC, Inc.	956,792
	TOTAL COMMON STOCKS
	(Cost $437,074,387)	434,804,015
	RIGHTS — 0.0%
499,660	Stemline Therapeutics, Inc., Expiration Date: December 31, 2021*,1,3	164,888
	TOTAL RIGHTS
	(Cost $164,888)	164,888
	UNITS — 12.1%
	SPECIFIED PURPOSE ACQUISITIONS — 12.1%
117,323	7GC & Co. Holdings, Inc.*	1,192,002
83,001	890 5th Avenue Partners, Inc.*	830,010
135,000	Adit EdTech Acquisition Corp.*	1,330,560
6,439	Ajax I*	68,447
251,333	Americas Technology Acquisition Corp.*	2,546,003
164,873	Athlon Acquisition Corp.*	1,630,594
60,000	Atlas Crest Investment Corp. II*	600,300
90,000	Authentic Equity Acquisition Corp.*	890,100
90,000	Biotech Acquisition Co.*	890,100
161,875	BlueRiver Acquisition Corp.*	1,613,894
57,957	BOA Acquisition Corp.*	574,354
126,000	Bright Lights Acquisition Corp.*	1,254,960

Vivaldi Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Number of Shares		Value
	UNITS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
126,000	Broadscale Acquisition Corp.*	$1,248,660
250,000	Carney Technology Acquisition Corp. II*	2,480,000
102,258	Cartesian Growth Corp.*	1,017,467
185,000	CF Acquisition Corp. V*	1,846,300
90,000	CF Acquisition Corp. VI*	891,000
138,750	Clarim Acquisition Corp.*	1,380,562
258,555	Colicity, Inc.*	2,611,405
22,500	COVA Acquisition Corp.*	223,875
135,000	Delwinds Insurance Acquisition Corp.*	1,348,650
139,500	DiamondHead Holdings Corp.*	1,382,445
45,000	Dune Acquisition Corp.*	451,350
67,500	EdtechX Holdings Acquisition Corp. II*	675,000
180,000	Empowerment & Inclusion Capital I Corp.*	1,774,800
63,000	EQ Health Acquisition Corp.*	624,330
45,000	Foresight Acquisition Corp.*	447,300
281,200	Fortress Capital Acquisition Corp.*	2,814,812
68,033	Fortress Value Acquisition Corp. II*	680,330
9,000	Fortress Value Acquisition Corp. III*	90,180
135,000	GigCapital4, Inc.*	1,332,450
172,000	Healthcare Capital Corp.*	1,697,640
45,000	HH&L Acquisition Co.*	454,500
15,000	Hudson Executive Investment Corp. II*	147,150
45,000	ITHAX Acquisition Corp.*	451,350
36,000	KL Acquisition Corp.*	356,760
67,500	Legato Merger Corp.*	683,775
67,500	LightJump Acquisition Corp.*	671,625
45,000	LMF Acquisition Opportunities, Inc.*	457,200
112,600	Monument Circle Acquisition Corp.*	1,110,236
48,600	Moringa Acquisition Corp.*	482,598
198,000	Motive Capital Corp.*	1,989,900
173,000	North Atlantic Acquisition Corp.*	1,719,620
157,230	North Mountain Merger Corp.*	1,602,174
1	Northern Genesis Acquisition Corp. II*	10
121,500	Novus Capital Corp. II*	1,215,000
158,400	Pivotal Investment Corp. III*	1,584,000
190,000	Poema Global Holdings Corp.*	1,901,900
59,990	Power & Digital Infrastructure Acquisition Corp.*	607,099
58,500	Progress Acquisition Corp.*	578,565
138,000	Queen's Gambit Growth Capital*	1,389,660
154,854	RMG Acquisition Corp. III*	1,540,797
180,000	Sarissa Capital Acquisition Corp.*	1,949,400

Vivaldi Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Number of Shares		Value
	UNITS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
172,000	ScION Tech Growth I*	$1,732,040
152,500	Soaring Eagle Acquisition Corp.*	1,543,300
195,000	Social Leverage Acquisition Corp. I*	1,940,250
180,000	Spartan Acquisition Corp. III*	1,805,400
185,000	Tailwind International Acquisition Corp.*	1,829,650
54,000	TLG Acquisition One Corp.*	535,680
52,600	TWC Tech Holdings II Corp.*	531,260
90,000	Virtuoso Acquisition Corp.*	887,400
185,000	Z-Work Acquisition Corp.*	1,848,150
		71,986,329
	TOTAL UNITS
	(Cost $74,511,677)	71,986,329
	WARRANTS — 0.2%
53,275	26 Capital Acquisition Corp., Expiration Date: December 31, 2027*	42,087
19,153	890 5th Avenue Partners, Inc., Expiration Date: December 31, 2027*	15,322
10,974	Avanti Acquisition Corp., Expiration Date: December 31, 2025*	11,523
23,806	Burgundy Technology Acquisition Corp., Expiration Date: October 5, 2025*	25,472
29,767	CF Acquisition Corp. IV, Expiration Date: December 14, 2025*	26,790
96,115	Concord Acquisition Corp., Expiration Date: November 28, 2025*	86,504
9,528	DPCM Capital, Inc., Expiration Date: October 14, 2027*	11,910
72,321	E.Merge Technology Acquisition Corp., Expiration Date: July 30, 2025*	68,705
30,842	East Resources Acquisition Co., Expiration Date: July 1, 2027*	24,985
13,500	Golden Falcon Acquisition Corp., Expiration Date: November 4, 2026*	9,585
26,235	Highland Transcend Partners I Corp., Expiration Date: December 31, 2027*	32,794
114,497	IG Acquisition Corp., Expiration Date: October 5, 2027*	109,917
56,017	KINS Technology Group, Inc., Expiration Date: December 31, 2025*	36,411
56,256	Live Oak Acquisition Corp. II, Expiration Date: December 7, 2025*	80,446
23,083	Northern Genesis Acquisition Corp. II, Expiration Date: December 31, 2027*	26,774
18,336	PMV Consumer Acquisition Corp., Expiration Date: August 31, 2027*	14,119
103,167	Prime Impact Acquisition I, Expiration Date: October 1, 2030*	84,597
31,500	Prospector Capital Corp., Expiration Date: December 22, 2025*	30,870
7,306	Rice Acquisition Corp., Expiration Date: October 26, 2027*	10,813
63,488	Sports Entertainment Acquisition Corp., Expiration Date: October 30, 2025*	69,837
106,671	Tailwind Acquisition Corp., Expiration Date: September 7, 2027*	108,805
24,433	Tekkorp Digital Acquisition Corp., Expiration Date: October 26, 2027*	23,211
36,424	Ventoux CCM Acquisition Corp., Expiration Date: September 30, 2025*	16,026
	TOTAL WARRANTS
	(Cost $64,817)	967,503

Vivaldi Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 21.3%
126,554,152	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 0.03%[4]	$126,554,152
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $126,554,152)	126,554,152
	TOTAL INVESTMENTS — 107.0%
	(Cost $638,369,921)	634,476,887
	Liabilities in Excess of Other Assets — (7.0)%	(41,783,493)
	TOTAL NET ASSETS — 100.0%	$592,693,394
	SECURITIES SOLD SHORT — (5.3)%
	COMMON STOCKS — (5.3)%
	ELECTRONIC COMPONENTS-SEMICONDUCTOR — (2.1)%
(249,965)	Marvell Technology Group Ltd.	(12,243,286)
	ENTERPRISE SOFTWARE/SERVICE — (1.3)%
(35,572)	salesforce.com, Inc.*	(7,536,640)
	MEDICAL-DRUGS — (1.9)%
(50,892)	AstraZeneca PLC	(2,530,350)
(10,489)	Jazz Pharmaceuticals PLC*	(1,724,077)
(313,763)	Tilray, Inc.*	(7,131,832)
		(11,386,259)
	TOTAL COMMON STOCKS
	(Proceeds $31,402,199)	(31,166,185)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $31,402,199)	$(31,166,185)

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (0.0)%
	CALL OPTIONS — (0.0)%
	Artius Acquisition, Inc.
(1,320)	Exercise Price: $12.50, Notional Amount: $(1,650,000), Expiration Date: April 16, 2021*	(6,600)
	CoreLogic, Inc.
(893)	Exercise Price: $80.00, Notional Amount: $(7,144,000), Expiration Date: May 21, 2021*	(80,370)
(317)	Exercise Price: $80.00, Notional Amount: $(2,536,000), Expiration Date: July 16, 2021*	(31,700)
	Extended Stay America, Inc.
(620)	Exercise Price: $19.65, Notional Amount: $(1,218,300), Expiration Date: April 16, 2021*	(12,400)

Vivaldi Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(52)	Exercise Price: $20.00, Notional Amount: $(104,000), Expiration Date: May 21, 2021*	$(1,092)
(36)	Exercise Price: $19.65, Notional Amount: $(70,740), Expiration Date: July 16, 2021*	(2,520)
(105)	Exercise Price: $19.65, Notional Amount: $(206,325), Expiration Date: January 21, 2022*	(6,825)
(24)	Exercise Price: $19.65, Notional Amount: $(47,160), Expiration Date: January 20, 2023*	(1,680)
	GenMark Diagnostics, Inc.
(245)	Exercise Price: $25.00, Notional Amount: $(612,500), Expiration Date: April 16, 2021*	(1,225)
(138)	Exercise Price: $25.00, Notional Amount: $(345,000), Expiration Date: July 16, 2021*	(1,380)
(61)	Exercise Price: $25.00, Notional Amount: $(152,500), Expiration Date: October 15, 2021*	(610)
	Horizon Acquisition Corp. II
(554)	Exercise Price: $12.50, Notional Amount: $(692,500), Expiration Date: April 16, 2021*	(2,770)
	Perspecta, Inc.
(194)	Exercise Price: $30.00, Notional Amount: $(582,000), Expiration Date: April 16, 2021*	(485)
	Pluralsight, Inc.
(1)	Exercise Price: $22.50, Notional Amount: $(2,250), Expiration Date: April 16, 2021*	(10)
	RedBall Acquisition Corp.
(24)	Exercise Price: $12.50, Notional Amount: $(30,000), Expiration Date: April 16, 2021*	(120)
(90)	Exercise Price: $12.50, Notional Amount: $(112,500), Expiration Date: June 18, 2021*	(900)
	Starboard Value Acquisition Corp.
(301)	Exercise Price: $10.00, Notional Amount: $(301,000), Expiration Date: April 16, 2021*	(2,709)
	Sustainable Opportunities Acquisition Corp.
(415)	Exercise Price: $10.00, Notional Amount: $(415,000), Expiration Date: April 16, 2021*	(2,075)
(10)	Exercise Price: $12.50, Notional Amount: $(12,500), Expiration Date: April 16, 2021*	(25)
	Zanite Acquisition Corp.
(100)	Exercise Price: $12.50, Notional Amount: $(125,000), Expiration Date: April 16, 2021*	(200)

Vivaldi Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(15)	Exercise Price: $15.00, Notional Amount: $(22,500), Expiration Date: April 16, 2021*	$(38)
	TOTAL CALL OPTIONS
	(Proceeds $248,070)	(155,734)
	PUT OPTIONS — (0.0)%
	Artius Acquisition, Inc.
(656)	Exercise Price: $10.00, Notional Amount: $(656,000), Expiration Date: April 16, 2021*	(3,280)
	TOTAL PUT OPTIONS
	(Proceeds $14,837)	(3,280)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $262,907)	$(159,014)

PLC — Public Limited Company

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short and written options contracts. The market value of the securities pledged as collateral was $56,569,822.
[2]	Amount represents less than 0.5 shares.
[3]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.03% of Net Assets. The total value of these securities is $164,888.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Vivaldi Merger Arbitrage Fund

SUMMARY OF INVESTMENTS

As of March 31, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Specified Purpose Acquisitions	29.7%
Medical Products	9.2%
Applications Software	5.2%
Commercial Services	3.9%
Therapeutics	3.8%
Electronic Components-Semiconductor	3.2%
Computer Software	3.1%
Hotels & Motels	3.1%
Diagnostic Equipment	2.3%
Enterprise Software/Service	2.3%
Computer Services	2.0%
Property/Casualty Insurance	1.3%
Medical-Drugs	1.2%
Publishing-Newspapers	1.1%
Auto-Medium & Heavy Duty Trucks	0.7%
Medical-Biomedical/Generics	0.6%
Commercial Services-Finance	0.5%
Web Hosting/Design	0.2%
Oil Comp-Exploration & Production	0.0%
Total Common Stocks	73.4%
Units	12.1%
Warrants	0.2%
Rights	0.0%
Short-Term Investments	21.3%
Total Investments	107.0%
Liabilities in Excess of Other Assets	(7.0)%
Total Net Assets	100.0%

Please refer to the Schedule of Investments for information on securities sold short and written options contracts.

See accompanying Notes to Financial Statements.

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 13.5%
$500,000	Affirm Asset Securitization Trust Series 2020-A, Class C, 6.230%, 2/18/2025[1,2]	$516,515
500,000	Anchorage Credit Funding 12 Ltd. Series 2020-12A, Class D, 5.927%, 10/25/2038[1,2]	505,000
	Aqua Finance Trust
150,000	Series 2020-AA, Class B, 2.790%, 7/17/2046[1,2]	153,220
150,000	Series 2020-AA, Class C, 3.970%, 7/17/2046[1,2]	154,741
100,000	Carvana Auto Receivables Trust Series 2021-N1, Class E, 2.880%, 1/10/2028[1,2]	99,921
500,000	CPS Auto Receivables Trust Series 2019-C, Class E, 4.300%, 7/15/2025[1,2]	516,826
250,000	Home RE Ltd. Series 2019-1, Class M2, 3.359% (1-Month USD Libor+325 basis points), 5/25/2029[1,2,3]	249,930
250,000	Mello Warehouse Securitization Trust Series 2019-2, Class G, 4.108% (1-Month USD Libor+400 basis points), 11/25/2052[1,2,3]	247,366
526,022	Merrill Lynch Mortgage Investors Trust Series 2006-WMC2, Class A1, 0.589% (1-Month USD Libor+48 basis points), 3/25/2037[2,3]	189,872
1,000,000	Monroe Capital Mml Clo X Ltd. Series 2020-1A, Class D, 7.082% (3-Month USD Libor+690 basis points), 8/20/2031[1,2,3]	1,004,120
250,000	Oaktown Re III Ltd. Series 2019-1A, Class M2, 2.659% (1-Month USD Libor+255 basis points), 7/25/2029[1,2,3,4]	252,002
500,000	Palmer Square Loan Funding Ltd. Series 2020-1A, Class SUB, 0.000%, 2/19/2028[1,2,4]	458,281
350,000	Upstart Securitization Trust Series 2019-3, Class C, 5.381%, 1/21/2030[1,2]	363,967
150,000	Veros Automobile Receivables Trust Series 2020-1, Class D, 5.640%, 2/16/2027[1,2]	151,847
	TOTAL ASSET-BACKED SECURITIES
	(Cost $4,803,335)	4,863,608

Number of Shares
	CLOSED-END FUNDS — 24.1%
29,494	Aberdeen Emerging Markets Equity Income Fund, Inc.[5]	255,123
20,997	Calamos Long/Short Equity & Dynamic Income Trust	422,250
1	Cornerstone Strategic Value Fund, Inc.	14
1	Cornerstone Total Return Fund, Inc.	13
17,370	DTF Tax-Free Income, Inc.	249,260
68,028	Eaton Vance Floating-Rate Income Plus Fund[5]	1,107,496

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS (Continued)
100,046	Eaton Vance Senior Income Trust	$663,305
1,761	First Eagle Senior Loan Fund	25,253
27,908	First Trust Senior Floating Rate 2022 Target Term Fund	262,614
55,069	Invesco Dynamic Credit Opportunities Fund	626,135
167,310	Invesco Senior Income Trust	702,702
40,134	Kayne Anderson NextGen Energy & Infrastructure, Inc.[5]	267,292
5	Liberty All Star Growth Fund, Inc.	43
48,039	Miller/Howard High Dividend Fund	461,174
25,067	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	150,903
9,743	NexPoint Strategic Opportunities Fund	110,973
34,895	Nuveen AMT-Free Quality Municipal Income Fund	517,144
4,600	Nuveen New York Municipal Value Fund 2	67,528
56,335	PIMCO Energy & Tactical Credit Opportunities Fund	583,067
16,699	Pioneer Municipal High Income Trust	206,567
3,413	Source Capital, Inc.[5]	149,319
39	Sprott Focus Trust, Inc.	305
95,177	Virtus AllianzGI Convertible & Income Fund II	473,981
294,413	Voya Prime Rate Trust[5]	1,366,076
	TOTAL CLOSED-END FUNDS
	(Cost $7,728,692)	8,668,537

Principal Amount
	COLLATERALIZED MORTGAGE OBLIGATIONS — 21.0%
	Alternative Loan Trust
$42,576	Series 2005-3CB, Class 1A4, 5.250%, 3/25/2035[2]	42,141
6,773,208	Series 2006-HY10, Class 1X, 0.475%, 5/25/2036[2,4]	87,916
248,983	Series 2006-6CB, Class 2A3, 5.750%, 5/25/2036[2]	153,579
147,256	American Home Mortgage Assets Trust Series 2007-1, Class A1, 0.959% (12MTA+70 basis points), 2/25/2047[2,3]	85,723
54,378	Banc of America Funding Trust Series 2007-A, Class 2A1, 0.431% (1-Month USD Libor+32 basis points), 2/20/2047[2,3]	52,322
168,608	Bear Stearns Trust Series 2005-7, Class 22A1, 3.033%, 9/25/2035[2,4]	134,120
250,000	Bellemeade Re Ltd. Series 2019-2A, Class M2, 3.208% (1-Month USD Libor+310 basis points), 4/25/2029[1,2,3,4]	252,383
430,284	CSMC Mortgage-Backed Trust Series 2006-6, Class 1A4, 6.000%, 7/25/2036[2]	331,460
932,145	CSMC Trust Series 2017-RPL3, Class B5, 4.559%, 8/1/2057[1,2,4]	920,028

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$183,421	Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR3, Class A6, 0.669% (1-Month USD Libor+56 basis points), 8/25/2036[2,3]	$180,379
250,000	Foursight Capital Automobile Receivables Trust Series 2020-1, Class F, 4.620%, 6/15/2027[1,2]	253,289
100,000	Freddie Mac Multifamily Structured Credit Risk Series 2021-MN1, Class M2, 3.767% (SOFR30A+375 basis points), 1/25/2051[1,2,3,4]	104,794
249,920	Freddie Mac Structured Agency Credit Risk Debt Notes Series 2018-SPI3, Class B, 4.148%, 8/25/2048[1,2,4]	238,197
250,567	GreenPoint Mortgage Funding Trust Series 2006-OH1, Class A1, 0.289% (1-Month USD Libor+18 basis points), 1/25/2037[2,3]	241,932
	HarborView Mortgage Loan Trust
145,276	Series 2006-13, Class A, 0.290% (1-Month USD Libor+18 basis points), 11/19/2046[2,3]	125,042
87,029	Series 2006-14, Class 2A1A, 0.260% (1-Month USD Libor+15 basis points), 1/25/2047[2,3]	82,026
146,505	Homeward Opportunities Fund I Trust Series 2019-2, Class A3, 3.007%, 9/25/2059[1,2,4]	146,846
97,229	Impac CMB Trust Series 2004-10, Class 3A1, 0.808% (1-Month USD Libor+70 basis points), 3/25/2035[2,3]	96,641
2,086	IndyMac INDA Mortgage Loan Trust Series 2007-AR2, Class A1, 3.659%, 6/25/2037[2,4]	1,865
526,473	IndyMac INDX Mortgage Loan Trust Series 2006-AR2, Class 1A1A, 0.549% (1-Month USD Libor+44 basis points), 4/25/2046[2,3]	502,021
127,439	JP Morgan Alternative Loan Trust Series 2007-A2, Class 11A1, 0.289% (1-Month USD Libor+18 basis points), 6/25/2037[2,3]	91,135
685,038	JP Morgan Mortgage Trust Series 2005-A8, Class 3A1, 2.763%, 11/25/2035[2,4]	662,783
	MASTR Alternative Loan Trust
544,528	Series 2007-HF1, Class 4A1, 7.000%, 10/25/2047[2]	352,062
258,672	Series 2005-5, Class 3A1, 5.750%, 8/25/2035[2]	185,414
487,649	Morgan Stanley Mortgage Loan Trust Series 2006-13AX, Class A2, 0.449% (1-Month USD Libor+34 basis points), 10/25/2036[2,3,4]	254,597
	RALI Trust
143,402	Series 2006-QS6, Class 1A2, 6.000%, 6/25/2036[2]	137,302
295,673	Series 2007-QS5, Class A1, 5.500%, 3/25/2037[2]	284,170
305,692	Series 2006-QO9, Class 1A3A, 0.509% (1-Month USD Libor+40 basis points), 12/25/2046[2,3]	285,586
181,660	Series 2006-QS15, Class A1, 6.500%, 10/25/2036[2]	180,144

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$239,881	Series 2007-QO4, Class A1A, 0.299% (1-Month USD Libor+19 basis points), 5/25/2047[2,3]	$231,291
410,272	Residential Asset Securitization Trust Series 2006-A4, Class 2A1, 0.808% (1-Month USD Libor+70 basis points), 5/25/2036[2,3]	371,575
242,203	STACR Trust Series 2018-HRP1, Class B2, 11.858% (1-Month USD Libor+1,175 basis points), 5/25/2043[1,2,3]	269,275
234,000	Verus Securitization Trust Series 2019-INV2, Class B1, 4.452%, 7/25/2059[1,2,4]	229,957
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $7,788,064)	7,567,995

Number of Shares
	COMMON STOCKS — 10.8%
	APPLICATIONS SOFTWARE — 0.7%
2,732	RealPage, Inc.*,5	238,230
	AUTO-MEDIUM & HEAVY DUTY TRUCKS — 0.1%
658	Navistar International Corp.*	28,972
	COMMERCIAL SERVICES — 0.5%
1,015	CoreLogic, Inc.	80,439
2,661	HMS Holdings Corp.*,5	98,390
		178,829
	COMMERCIAL SERVICES-FINANCE — 0.1%
607	Cardtronics PLC - Class A*,6	23,552
—[7]	Diginex Ltd.*,6	4
		23,556
	COMPUTER SERVICES — 0.3%
1	American Virtual Cloud Technologies, Inc.*	5
3,180	Perspecta, Inc.[5]	92,379
		92,384
	COMPUTER SOFTWARE — 0.4%
3,784	Slack Technologies, Inc. - Class A*,5	153,744
	DIAGNOSTIC EQUIPMENT — 0.0%
659	GenMark Diagnostics, Inc.*	15,750
	ELECTRONIC COMPONENTS-SEMICONDUCTOR — 0.4%
800	Inphi Corp.*	142,728

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENTERPRISE SOFTWARE/SERVICE — 0.3%
4,500	Pluralsight, Inc. - Class A*	$100,530
	HOTELS & MOTELS — 0.4%
6,929	Extended Stay America, Inc. - Class B	136,848
	INVESTMENT COMPANIES — 2.2%
30,276	Barings BDC, Inc.[5]	302,154
25,300	First Eagle Alternative Capital BDC, Inc.	102,212
60,286	Oaktree Specialty Lending Corp.	373,772
		778,138
	MEDICAL PRODUCTS — 1.1%
2,353	Varian Medical Systems, Inc.*,5	415,375
	MEDICAL-DRUGS — 0.1%
2,774	Aphria, Inc.*,6	50,958
	OIL COMP-EXPLORATION & PRODUCTION — 0.0%
—[7]	CNX Resources Corp.*	1
	PROPERTY/CASUALTY INSURANCE — 0.2%
1,823	Watford Holdings Ltd.*,5,6	63,094
	PUBLISHING-NEWSPAPERS — 0.1%
2,718	Tribune Publishing Co.	48,897
	SPECIFIED PURPOSE ACQUISITIONS — 3.4%
3,452	Agba Acquisition Ltd.*,5,6	36,419
1,940	Americas Thechonology Acquisition Corp.*,6	19,264
4,148	Amplitude Healthcare Acquisition Corp. - Class A*,5	41,231
4,016	Benessere Capital Acquisition Corp. - Class A*	39,919
3,234	Blue Water Acquisition Corp. - Class A*	32,534
1,186	Bright Lights Acquisition Corp. - Class A*	11,386
1,635	Brilliant Acquisition Corp.*,6	16,236
3,776	Burgundy Technology Acquisition Corp. - Class A*,6	37,345
574	Capstar Special Purpose Acquisition Corp. - Class A*	5,602
3,962	Chardan Healthcare Acquisition 2 Corp.*	39,818
3,246	Churchill Capital Corp. II - Class A*,5	32,460
663	Corner Growth Acquisition Corp. - Class A*,6	6,491
2,024	Dune Acquisition Corp. - Class A*	19,734
4,001	East Stone Acquisition Corp.*,5,6	39,970
2,878	Empowerment & Inclusion Capital I Corp. - Class A*	27,830
4,701	Far Point Acquisition Corp. - Class A*,6	45,929

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
746	Fusion Acquisition Corp. - Class A*	$7,430
268	Golden Falcon Acquisition Corp. - Class A*	2,592
7,084	Greenrose Acquisition Corp.*,5	70,557
5,713	Greenvision Acquisition Corp.*,5	58,044
194	Healthcare Services Acquisition Corp. - Class A*	1,878
1,060	Kairos Acquisition Corp. - Class A*,6	10,324
1,292	KINS Technology Group, Inc. - Class A*	12,675
2,964	LightJump Acquisition Corp.*	28,721
5,036	Lionheart Acquisition Corp. II - Class A*	49,453
6,857	LIV Capital Acquisition Corp. - Class A*,5,6	68,159
1,563	Live Oak Acquisition Corp. II - Class A*	15,614
741	Locust Walk Acquisition Corp. - Class A*	7,128
6,824	Merida Merger Corp. I*,5	67,421
29	Omega Alpha SPAC - Class A*,6	287
1,551	PropTech Investment Corp. II - Class A*	15,184
2,979	RedBall Acquisition Corp. - Class A*,6	29,641
2,738	Replay Acquisition Corp.*,5,6	27,928
154	SC Health Corp. - Class A*,5,6	1,552
663	ScION Tech Growth I - Class A*,6	6,491
3,940	Seven Oaks Acquisition Corp. - Class A*	38,415
160	Spartan Acquisition Corp. II*	1,674
2,156	Sustainable Opportunities Acquisition Corp. - Class A*,6	21,409
25	SVF Investment Corp. - Class A*,6	255
3,572	Tastemaker Acquisition Corp. - Class A*	34,791
1,043	Thunder Bridge Acquisition II Ltd. - Class A*,5,6	10,868
2,464	Tuscan Holdings Corp. II*,5	24,862
3,768	Ventoux CCM Acquisition Corp.*	36,889
3,895	Vistas Media Acquisition Co., Inc. - Class A*	38,599
3,405	Viveon Health Acquisition Corp.*	33,437
4,702	Yunhong International - Class A*,5,6	47,161
		1,221,607
	THERAPEUTICS — 0.5%
784	GW Pharmaceuticals PLC*,6	170,050
	WEB HOSTING/DESIGN — 0.0%
209	NIC, Inc.	7,091
	TOTAL COMMON STOCKS
	(Cost $3,681,830)	3,866,782

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 4.5%
	FINANCIALS — 4.5%
$300,000	Allegiance Bank 5.250% (3-Month USD Libor+303 basis points), 12/15/2027[1,2,4]	$308,924
205,570	BlackRock Capital Investment Corp. 5.000%, 6/15/2022[5,8]	206,388
300,000	ConnectOne Bancorp, Inc. 5.200% (3-Month USD Libor+284 basis points), 2/1/2028[2,4]	301,142
300,000	Independent Bank Group, Inc. 5.000% (3-Month USD Libor+283 basis points), 12/31/2027[2,4]	308,382
250,000	Nationstar Mortgage Holdings, Inc. 5.500%, 8/15/2028[1,2]	251,481
230,000	PennantPark Floating Rate Capital Ltd. 4.250%, 4/1/2026[2]	230,705
		1,607,022
	TOTAL CORPORATE BONDS
	(Cost $1,564,327)	1,607,022

Number of Shares
	EXCHANGE-TRADED DEBT SECURITIES — 2.8%
	FINANCIALS — 2.8%
	First Eagle Alternative Capital BDC, Inc.
6,599	6.125%, 10/30/2023[2,5]	170,518
5,836	6.750%, 12/30/2022[2,5]	148,351
	Oxford Square Capital Corp.
13,092	6.500%, 3/30/2024[2,5]	333,846
2,042	6.250%, 4/30/2026[2,5]	51,601
8,756	Portman Ridge Finance Corp. 6.125%, 9/30/2022[2,5]	221,089
1,184	TriplePoint Venture Growth BDC Corp. 5.750%, 7/15/2022[2,5]	29,956
1,800	WhiteHorse Finance, Inc. 6.500%, 11/30/2025[2,5]	47,160
		1,002,521
	TOTAL EXCHANGE-TRADED DEBT SECURITIES
	(Cost $936,690)	1,002,521
	EXCHANGE-TRADED FUNDS — 0.6%
1,691	iShares iBoxx $ Investment Grade Corporate Bond ETF	219,915
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $220,890)	219,915
	RIGHTS — 0.0%
3,452	Agba Acquisition Ltd., Expiration Date: April 14, 2021*,5,6	2,071

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Number of Shares		Value
	RIGHTS (Continued)
4,016	Benessere Capital Acquisition Corp., Expiration Date: January 4, 2022*	$1,313
1,635	Brilliant Acquisition Corp., Expiration Date: March 20, 2022*,6	458
4,001	East Stone Acquisition Corp., Expiration Date: November 3, 2021*,5,6	1,281
5,713	Greenvision Acquisition Corp., Expiration Date: August 20, 2022*,5	3,028
8,260	Stemline Therapeutics, Inc., Expiration Date: December 31, 2021*,5,9	2,726
3,768	Ventoux CCM Acquisition Corp., Expiration Date: June 23, 2022*	788
3,405	Viveon Health Acquisition Corp., Expiration Date: February 17, 2022*	613
4,702	Yunhong International, Expiration Date: November 3, 2021*,5,6	2,062
	TOTAL RIGHTS
	(Cost $2,726)	14,340

Principal Amount
	U.S. TREASURY BONDS — 0.6%
$289,403	United States Treasury Bond 1.250%, 5/15/2050	218,488
	TOTAL U.S. TREASURY BONDS
	(Cost $220,489)	218,488

Number of Shares
	UNITS — 0.3%
	SPECIFIED PURPOSE ACQUISITIONS — 0.3%
259	7GC & Co. Holdings, Inc.*	2,631
2	Benessere Capital Acquisition Corp.*	22
259	CF Acquisition Corp. IV*	2,598
2	Corner Growth Acquisition Corp.*,6	20
1	Empowerment & Inclusion Capital I Corp.*	10
1	Golden Falcon Acquisition Corp.*	10
1	KINS Technology Group, Inc.*	10
148	KL Acquisition Corp.*	1,467
1	Live Oak Acquisition Corp. II*	11
3,648	Mountain Crest Acquisition Corp. II*	36,991
1	PropTech Investment Corp. II*	10
148	Prospector Capital Corp.*,6	1,487
2	RedBall Acquisition Corp.*,6	20
2	ScION Tech Growth I*,6	20
265	Star Peak Corp. II*	2,773
4	SVF Investment Corp.*,6	42
148	VectoIQ Acquisition Corp. II*	1,499

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Number of Shares		Value
	UNITS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
7,417	Vickers Vantage Corp. I*,6	$74,912
		124,533
	TOTAL UNITS
	(Cost $123,089)	124,533
	WARRANTS — 0.2%
3,452	Agba Acquisition Ltd., Expiration Date: May 10, 2024*,5,6	1,001
970	Americas Thechonology Acquisition Corp., Expiration Date: December 31, 2027*,6	533
2,074	Amplitude Healthcare Acquisition Corp., Expiration Date: December 1, 2026*,5	1,701
3,012	Benessere Capital Acquisition Corp., Expiration Date: December 31, 2027*	1,416
3,234	Blue Water Acquisition Corp., Expiration Date: August 31, 2027*	1,763
593	Bright Lights Acquisition Corp., Expiration Date: December 31, 2027*	356
999	Brilliant Acquisition Corp., Expiration Date: December 31, 2025*,6	499
1,888	Burgundy Technology Acquisition Corp., Expiration Date: October 5, 2025*,6	2,020
287	Capstar Special Purpose Acquisition Corp., Expiration Date: July 9, 2027*	204
3,962	Chardan Healthcare Acquisition 2 Corp., Expiration Date: March 5, 2025*	3,724
221	Corner Growth Acquisition Corp., Expiration Date: December 31, 2027*,6	219
1,012	Dune Acquisition Corp., Expiration Date: October 29, 2027*	628
1,439	Empowerment & Inclusion Capital I Corp., Expiration Date: December 31, 2027*	719
1,567	Far Point Acquisition Corp., Expiration Date: December 7, 2025*,6	1,724
373	Fusion Acquisition Corp., Expiration Date: June 1, 2027*	433
134	Golden Falcon Acquisition Corp., Expiration Date: November 4, 2026*	95
7,084	Greenrose Acquisition Corp., Expiration Date: May 11, 2024*,5	5,883
1,931	Greenvision Acquisition Corp., Expiration Date: October 28, 2024*,5	1,912
97	Healthcare Services Acquisition Corp., Expiration Date: December 31, 2027*	60
530	Kairos Acquisition Corp., Expiration Date: December 31, 2027*,6	286
646	KINS Technology Group, Inc., Expiration Date: December 31, 2025*	420
7,144	Leisure Acquisition Corp., Expiration Date: December 28, 2022*,5	5,930
1,482	LightJump Acquisition Corp., Expiration Date: December 31, 2027*	741
2,518	Lionheart Acquisition Corp. II, Expiration Date: February 14, 2026*	1,813
6,857	LIV Capital Acquisition Corp., Expiration Date: January 10, 2025*,5,6	3,909
521	Live Oak Acquisition Corp. II, Expiration Date: December 7, 2025*	745
247	Locust Walk Acquisition Corp., Expiration Date: December 31, 2027*	151
3,412	Merida Merger Corp. I, Expiration Date: November 7, 2026*,5	3,958
517	PropTech Investment Corp. II, Expiration Date: December 31, 2027*	522
993	RedBall Acquisition Corp., Expiration Date: August 17, 2022*,6	1,350
77	SC Health Corp., Expiration Date: August 21, 2024*,5,6	146
221	ScION Tech Growth I, Expiration Date: November 1, 2025*,6	192
1,970	Seven Oaks Acquisition Corp., Expiration Date: December 22, 2025*	1,793
80	Spartan Acquisition Corp. II, Expiration Date: November 28, 2025*	146
1,078	Sustainable Opportunities Acquisition Corp., Expiration Date: June 26, 2025*,6	970

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
5	SVF Investment Corp., Expiration Date: December 31, 2027*,6	$10
1,786	Tastemaker Acquisition Corp., Expiration Date: December 31, 2025*	1,039
1,232	Tuscan Holdings Corp. II, Expiration Date: July 16, 2025*,5	986
3,768	Ventoux CCM Acquisition Corp., Expiration Date: September 30, 2025*	1,658
1,386	Vincerx Pharma, Inc., Expiration Date: December 24, 2025*,5	5,599
3,895	Vistas Media Acquisition Co., Inc., Expiration Date: August 1, 2026*	2,415
3,405	Viveon Health Acquisition Corp., Expiration Date: December 31, 2027*	1,296
2,351	Yunhong International, Expiration Date: January 31, 2027*,5,6	1,199
	TOTAL WARRANTS
	(Cost $0)	62,164
	SHORT-TERM INVESTMENTS — 20.9%
7,520,637	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class 0.026%[5,10]	7,520,637
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,520,637)	7,520,637
	TOTAL INVESTMENTS — 99.3%
	(Cost $34,590,769)	35,736,542
	Assets in Excess of Other Liabilities — 0.7%	235,292
	TOTAL NET ASSETS — 100.0%	$35,971,834
	SECURITIES SOLD SHORT — (5.6)%
	COMMON STOCKS — (0.6)%
	ELECTRONIC COMPONENTS-SEMICONDUCTOR — (0.2)%
(1,857)	Marvell Technology Group Ltd.[6]	(90,956)
	ENTERPRISE SOFTWARE/SERVICE — (0.2)%
(293)	salesforce.com, Inc.*	(62,078)
	MEDICAL-DRUGS — (0.2)%
(92)	Jazz Pharmaceuticals PLC*,6	(15,122)
(2,325)	Tilray, Inc.*	(52,847)
		(67,969)
	TOTAL COMMON STOCKS
	(Proceeds $223,140)	(221,003)
	EXCHANGE-TRADED FUNDS — (5.0)%
(2,094)	Energy Select Sector SPDR Fund - ETF	(102,732)
(52,349)	Invesco Senior Loan ETF	(1,158,483)

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
(6,122)	iShares iBoxx High Yield Corporate Bond ETF	$(533,716)
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $1,772,056)	(1,794,931)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $1,995,196)	$(2,015,934)

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (0.0)%
	CALL OPTIONS — (0.0)%
	CoreLogic, Inc.
(7)	Exercise Price: $80.00, Notional Amount: $(56,000), Expiration Date: May 21, 2021*	(630)
(3)	Exercise Price: $80.00, Notional Amount: $(24,000), Expiration Date: July 16, 2021*	(300)
	Extended Stay America, Inc.
(5)	Exercise Price: $19.65, Notional Amount: $(9,825), Expiration Date: April 16, 2021*	(100)
	GenMark Diagnostics, Inc.
(2)	Exercise Price: $25.00, Notional Amount: $(5,000), Expiration Date: April 16, 2021*	(10)
(1)	Exercise Price: $25.00, Notional Amount: $(2,500), Expiration Date: July 16, 2021*	(10)
	Perspecta, Inc.
(1)	Exercise Price: $30.00, Notional Amount: $(3,000), Expiration Date: April 16, 2021*	(2)
	TOTAL CALL OPTIONS
	(Proceeds $1,135)	(1,052)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $1,135)	$(1,052)

ETF — Exchange-Traded Fund
PLC — Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $7,648,910, which represents 21.26% of total net assets of the Fund.
[2]	Callable.
[3]	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[4]	Variable rate security.
[5]	All or a portion of this security is segregated as collateral for securities sold short and written options contracts. The market value of the securities pledged as collateral was $3,289,265.
[6]	Foreign security denominated in U.S. Dollars.
[7]	Amount represents less than 0.5 shares.
[8]	Convertible security.
[9]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.01% of Net Assets. The total value of these securities is $2,726.
[10]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Vivaldi Multi-Strategy Fund

SUMMARY OF INVESTMENTS

As of March 31, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Asset-Backed Securities	13.5%
Closed-End Funds	24.1%
Collateralized Mortgage Obligations	21.0%
Common Stocks
Financials	5.7%
Technology	2.3%
Health Care	1.7%
Consumer Discretionary	0.4%
Industrials	0.4%
Consumer Staples	0.2%
Communications	0.1%
Energy	0.0%
Total Common Stocks	10.8%
Corporate Bonds	4.5%
Exchange-Traded Debt Securities
Financials	2.8%
Exchange-Traded Funds	0.6%
Rights	0.0%
U.S. Treasury Bonds	0.6%
Units
Financials	0.3%
Warrants	0.2%
Short-Term Investments	20.9%
Total Investments	99.3%
Other Assets in Excess of Liabilities	0.7%
Total Net Assets	100.0%

Please refer to the Schedule of Investments for information on securities sold short and written options contracts.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of March 31, 2021 (Unaudited)

	Vivaldi Merger Arbitrage Fund	Vivaldi Multi-Strategy Fund
Assets:
Investments, at cost	$638,369,921	$34,590,769
Investments, at value	$634,476,887	$35,736,542
Cash deposited with brokers for securities sold short and written options contracts	30,075,618	2,686,712
Receivables:
Investment securities sold	685,242	66,020
Fund shares sold	2,456,286	5,151
Dividends and interest	31,676	87,285
Prepaid expenses	45,971	50,000
Total assets	667,771,680	38,631,710

Liabilities:
Securities sold short, proceeds	$31,402,199	$1,995,196
Written options contracts, proceeds	262,907	1,135
Securities sold short, at value	$31,166,185	$2,015,934
Written options contracts, at value	159,014	1,052
Payables:
Investment securities purchased	42,470,686	543,090
Fund shares redeemed	437,442	39,347
Advisory fees	618,256	30,029
Shareholder servicing fees (Note 8)	10,348	2,962
Distribution fees (Note 7)	10,257	497
Fund services fees	134,749	-
Trustees' deferred compensation (Note 3)	33,882	9,147
Shareholder reporting fees	11,978	175
Auditing fees	7,480	7,460
Dividends and interest on securities sold short	6,724	2,793
Chief Compliance Officer fees	3,330	4,475
Legal fees	2,840	1,391
Trustees' fees and expenses	2,465	631
Accrued other expenses	2,650	893
Total liabilities	75,078,286	2,659,876

Net Assets	$592,693,394	$35,971,834

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$559,732,458	$37,109,667
Total distributable earnings (accumulated deficit)	32,960,936	(1,137,833)
Net Assets	$592,693,394	$35,971,834

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$49,336,663	$2,268,894
Number of shares issued and outstanding	4,487,797	88,006
Redemption price per share	$10.99	$25.78
Maximum sales charge (5.75%, 5.00%, respectively, of offering price)*	0.67	1.36
Maximum offering price to public	$11.66	$27.14
Class I Shares:
Net assets applicable to shares outstanding	$543,356,731	$33,702,940
Number of shares issued and outstanding	48,647,009	1,282,165
Redemption price per share	$11.17	$26.29

*	No sales charge applies on investments of $1 million or more. On sales of $25,000 or more, the sales charge will be reduced for the Vivaldi Merger Arbitrage Fund. On sales of $50,000 or more, the sales charge will be reduced for the Vivaldi Multi-Strategy Fund.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2021 (Unaudited)

	Vivaldi Merger Arbitrage Fund	Vivaldi Multi-Strategy Fund
Investment income:
Dividends	$3,901,149	$369,977
Interest	21,439	483,969
Total investment income	3,922,588	853,946

Expenses:
Advisory fees	3,336,226	243,402
Shareholder servicing fees Class A (Note 8)	34,718	914
Shareholder servicing fees Class I (Note 8)	186,444	19,303
Distribution fees - (Note 7)	57,864	2,576
Fund services fees	426,915	20,382
Dividends on securities sold short	174,240	43,628
Shareholder reporting fees	51,663	6,233
Interest expense	42,599	14,793
Registration fees	40,560	28,633
Trustees' fees and expenses	22,030	1,512
Legal fees	21,627	1,056
Chief Compliance Officer fees	8,228	11,795
Insurance fees	7,877	839
Auditing fees	7,480	7,461
Miscellaneous	6,483	1,641
Total expenses	4,424,954	404,168
Advisory fees waived	(50,866)	-
Fees paid indirectly (Note 3)	(8,201)	(28,719)
Net expenses	4,365,887	375,449
Net investment income (loss)	(443,299)	478,497

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	43,505,705	2,219,937
Purchased options contracts	(126,450)	414
Securities sold short	(515,248)	(59,417)
Written options contracts	41,220	2,544
Net realized gain	42,905,227	2,163,478
Net change in unrealized appreciation/depreciation on:
Investments	(9,774,336)	1,571,741
Securities sold short	3,449,389	22,895
Written options contracts	(11,018)	(1,423)
Net change in unrealized appreciation/depreciation	(6,335,965)	1,593,213
Net increase from payments by affiliates (Note 3)	-	440
Net realized and unrealized gain	36,569,262	3,757,131
Net Increase in Net Assets from Operations	$36,125,963	$4,235,628

See accompanying Notes to Financial Statements.

Vivaldi Merger Arbitrage Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(443,299)	$(6,324,936)
Net realized gain	42,905,227	7,219,199
Net change in unrealized appreciation/depreciation on investments, securities sold short, written options contracts and swap contracts	(6,335,965)	2,504,088
Net increase in net assets resulting from operations	36,125,963	3,398,351

Distributions to Shareholders:
Distributions:
Class A	(384,641)	(2,663,911)
Class I	(3,779,861)	(30,677,263)
Total distributions to shareholders	(4,164,502)	(33,341,174)

Capital Transactions:
Net proceeds from shares sold:
Class A	12,533,987	18,114,907
Class I	116,423,227	236,806,046
Reinvestment of distributions:
Class A	374,347	2,596,722
Class I	3,145,463	25,742,679
Cost of shares redeemed:
Class A1	(10,236,782)	(33,206,520)
Class I2	(91,241,770)	(326,207,463)
Net increase (decrease) in net assets from capital transactions	30,998,472	(76,153,629)

Total increase (decrease) in net assets	62,959,933	(106,096,452)

Net Assets:
Beginning of period	529,733,461	635,829,913
End of period	$592,693,394	$529,733,461
Capital Share Transactions:
Shares sold:
Class A	1,155,383	1,754,129
Class I	10,475,450	22,558,438
Shares reinvested:
Class A	35,961	250,891
Class I	297,584	2,458,709
Shares redeemed:
Class A	(950,209)	(3,180,340)
Class I	(8,497,744)	(31,231,207)
Net increase (decrease) in capital share transactions	2,516,425	(7,389,380)

[1]	Net of redemption fee proceeds of $1,851 and $1,039, respectively.
[2]	Net of redemption fee proceeds of $5,016 and $11,012, respectively.

See accompanying Notes to Financial Statements.

Vivaldi Multi-Strategy Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$478,497	$859,568
Net realized gain (loss)	2,163,478	(2,025,096)
Net change in unrealized appreciation/depreciation on investments, purchased options contracts, securities sold short, written options contracts, swap contracts and foreign currency translations	1,593,213	(1,295,544)
Net increase from payment by affiliates	440	-
Net increase (decrease) in net assets resulting from operations	4,235,628	(2,461,072)

Distributions to Shareholders:
Distributions:
Class A	(48,789)	(380,980)
Class I	(893,668)	(3,889,997)
From return of capital:
Class A	—	(38,519)
Class I	—	(752,217)
Total distributions to shareholders	(942,457)	(5,061,713)

Capital Transactions:
Net proceeds from shares sold:
Class A	794,023	1,082,483
Class I	6,474,924	38,478,341
Reinvestment of distributions:
Class A	44,393	402,535
Class I	790,689	3,740,095
Cost of shares redeemed:
Class A	(1,172,721)	(3,871,894)
Class I	(22,418,178)	(37,251,286)
Net increase (decrease) in net assets from capital transactions	(15,486,870)	2,580,274

Total decrease in net assets	(12,193,699)	(4,942,511)

Net Assets:
Beginning of period	48,165,533	53,108,044
End of period	$35,971,834	$48,165,533
Capital Share Transactions:
Shares sold:
Class A	30,763	43,872
Class I	254,213	1,531,827
Shares reinvested:
Class A	1,741	15,970
Class I	30,488	149,225
Shares redeemed:
Class A	(47,432)	(162,003)
Class I	(879,411)	(1,529,165)
Net increase (decrease) in capital share transactions	(609,638)	49,726

See accompanying Notes to Financial Statements.

Vivaldi Merger Arbitrage Fund

STATEMENT OF CASH FLOWS

For the Six Months Ended March 31, 2021 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$36,125,963
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(937,420,640)
Sales of long-term investments	832,673,056
Return of capital dividends received	3,046,958
Proceeds from securities sold short	63,408,071
Cover short securities	(100,713,989)
Proceeds from written options	551,687
Closed written options	(399,028)
Sales of short-term investments, net	48,999,569
Decrease in investment securities sold receivable	261,238
Decrease in dividends and interest receivables	87,233
Increase in prepaid expenses	(13,120)
Increase in investment securities purchased payable	24,336,192
Increase in advisory fees payable	69,293
Decrease in interest and dividends on securities sold short	(11,263)
Decrease in accrued expenses	(46,731)
Net realized gain	(42,905,095)
Net change in unrealized appreciation/depreciation	6,335,965
Net cash used for operating activities	(65,614,641)

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	126,833,182
Cost of shares redeemed	(101,374,380)
Dividends paid to shareholders, net of reinvestments	(644,692)
Net cash provided by financing activities	24,814,110

Net decrease in cash	(40,800,531)

Cash and cash equivalents
Beginning cash balance	-
Begining cash held at brokers	70,876,149
Total beginning cash and cash equivalents	70,876,149

Ending cash balance	-
Ending cash held at brokers	30,075,618
Total ending cash and cash equivalents	$30,075,618

Non cash financing activities not included herein consist of $3,519,810 of reinvested dividends.

See accompanying Notes to Financial Statements.

Vivaldi Multi-Strategy Fund

STATEMENT OF CASH FLOWS

For the Six Months Ended March 31, 2021 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$4,235,628
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(20,183,242)
Sales of long-term investments	37,273,534
Return of capital dividends received	177,884
Proceeds from securities sold short	1,577,017
Cover short securities	(2,798,680)
Proceeds from written options	1,709
Closed written options	(21)
Purchases of short-term investments, net	(1,766,113)
Decrease in investment securities sold receivable	84,144
Decrease in dividends and interest receivables	42,535
Increase in prepaid expenses	(8,769)
Decrease in investment securities purchased payable	(12,070)
Decrease in advisory fees payable	(17,739)
Decrease in interest and dividends on securities sold short	(92)
Decrease in accrued expenses	(16,220)
Net amortization on investments	(30,391)
Net realized gain	(2,203,472)
Net change in unrealized appreciation/depreciation	(1,593,213)
Net cash provided by operating activities	14,762,429

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	7,266,179
Cost of shares redeemed	(23,562,908)
Dividends paid to shareholders, net of reinvestments	(107,375)
Net cash used for financing activities	(16,404,104)

Net decrease in cash	(1,641,675)

Cash and cash equivalents
Beginning cash balance	458,302
Begining cash held at brokers	3,870,085
Total beginning cash and cash equivalents	4,328,387

Ending cash balance	-
Ending cash held at brokers	2,686,712
Total ending cash and cash equivalents	$2,686,712

Non cash financing activities not included herein consist of $835,082 of reinvested dividends.

See accompanying Notes to Financial Statements.

Vivaldi Merger Arbitrage Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2021	For the Year Ended September 30,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.33	$10.86	$10.51	$10.63	$10.26	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.02)	(0.14)	-	0.18	(0.06)	(0.19)
Net realized and unrealized gain (loss)	0.77	0.19	0.55	(0.12)	0.44	0.45
Net increase from payments by affiliates	-	-	-	- [2,3]	- [3,4]	-
Total from investment operations	0.75	0.05	0.55	0.06	0.38	0.26

Less Distributions:
From net investment income	-	-	(0.10)	-	-	-
From net realized gain	(0.09)	(0.58)	(0.10)	(0.18)	(0.01)	- [3]
Total distributions	(0.09)	(0.58)	(0.20)	(0.18)	(0.01)	- [3]

Redemption Fee Proceeds[1]	- [3]	- [3]	- [3]	- [3]	- [3]	- [3]

Net asset value, end of period	$10.99	$10.33	$10.86	$10.51	$10.63	$10.26

Total return[5]	7.29%[6]	0.47%	5.26%	0.57%	3.67%	2.64%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$49,337	$43,870	$58,887	$78,053	$86,740	$82,393

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed	1.95%[7,8]	2.40%[8]	2.78%[8]	2.43%[8]	3.03%[8]	2.78%[8]
After fees waived and expenses absorbed	1.93%[7,8]	2.40%[8]	2.78%[8]	2.46%[8]	3.04%[8]	2.62%[8]
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed	(0.48)%[7]	(1.34)%	0.03%	1.77%	(0.54)%	(2.00)%
After fees waived and expenses absorbed	(0.46)%[7]	(1.34)%	0.03%	1.74%	(0.55)%	(1.84)%

Portfolio turnover rate	220%[6]	644%	716%	670%	478%	566%

[1]	Based on average daily shares outstanding for the period.
[2]	Affiliate reimbursed the Fund $2,674 for errors during processing. The reimbursement had no impact to the Fund's performance.
[3]	Amount represents less than $0.01 per share.
[4]	Affiliate reimbursed the Fund $11,641 for errors during processing. The reimbursement had no impact to the Fund's performance.
[5]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $25,000 or more. If the sales charge was included total returns would be lower.
[6]	Not annualized.
[7]	Annualized.
[8]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.08% for the six months ended March 31, 2021. For the years ended September 30, 2020, 2019, 2018, 2017 and 2016, the ratios would have been lowered by 0.55%, 0.95%, 0.64%, 1.22% and 0.80%, respectively.

See accompanying Notes to Financial Statements.

Vivaldi Merger Arbitrage Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2021	For the Year Ended September 30,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.48	$10.97	$10.62	$10.70	$10.30	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)	(0.11)	0.04	0.21	(0.03)	(0.16)
Net realized and unrealized gain (loss)	0.79	0.20	0.54	(0.11)	0.44	0.46
Net increase from payments by affiliates	-	-	-	- [2,3]	- [3,4]	-
Total from investment operations	0.78	0.09	0.58	0.10	0.41	0.30

Less Distributions:
From net investment income	-	-	(0.13)	-	-	-
From net realized gain	(0.09)	(0.58)	(0.10)	(0.18)	(0.01)	- [3]
Total distributions	(0.09)	(0.58)	(0.23)	(0.18)	(0.01)	- [3]

Redemption Fee Proceeds[1]	- [3]	- [3]	- [3]	- [3]	- [3]	- [3]

Net asset value, end of period	$11.17	$10.48	$10.97	$10.62	$10.70	$10.30

Total return[5]	7.47%[6]	0.85%	5.52%	0.94%	3.95%	3.04%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$543,357	$485,864	$576,943	$473,711	$445,110	$311,389

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed	1.63%[7,8]	2.07%[8]	2.47%[8]	2.14%[8]	2.74%[8]	2.47%[8]
After fees waived and expenses absorbed	1.61%[7,8]	2.07%[8]	2.47%[8]	2.17%[8]	2.75%[8]	2.31%[8]
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed	(0.16)%[7]	(1.01)%	0.34%	2.06%	(0.25)%	(1.69)%
After fees waived and expenses absorbed	(0.14)%[7]	(1.01)%	0.34%	2.03%	(0.26)%	(1.53)%

Portfolio turnover rate	220%[6]	644%	716%	670%	478%	566%

[1]	Based on average daily shares outstanding for the period.
[2]	Affiliate reimbursed the Fund $2,674 for errors during processing. The reimbursement had no impact to the Fund's performance.
[3]	Amount represents less than $0.01 per share.
[4]	Affiliate reimbursed the Fund $11,641 for errors during processing. The reimbursement had no impact to the Fund's performance.
[5]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[6]	Not annualized.
[7]	Annualized.
[8]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.08% for the six months ended March 31, 2021. For the years ended September 30, 2020, 2019, 2018, 2017 and 2016, the ratios would have been lowered by 0.55%, 0.95%, 0.64%, 1.22% and 0.80%, respectively.

See accompanying Notes to Financial Statements.

Vivaldi Multi-Strategy Fund

FINANCIAL HIGHLIGHTS

Class A*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2021	For the Year Ended September 30,			For the Period March 1, 2017 through September 30,	For the Year Ended February 28,	For the Year Ended February 29,
	(Unaudited)	2020	2019	2018	2017**	2017	2016
Net asset value, beginning of period	$23.90	$27.08	$25.62	$26.92	$26.28	$25.88	$26.07
Income from Investment Operations:
Net investment income (loss)[1]	0.27	0.35	0.41	0.24	(0.08)	(0.54)	(0.17)
Net realized and unrealized gain (loss)	2.24	(0.98)	1.72	(0.73)	0.72	1.38	1.25
Net increase from payments by affiliates (Note 3)	- [2,3]	-	-	-	-	-	-
Total from investment operations	2.51	(0.63)	2.13	(0.49)	0.64	0.84	1.08

Less Distributions:
From net investment income	(0.63)	(0.58)	(0.67)	-	-	-	-
From net realized gain	-	(1.62)	-	(0.81)	-	(0.44)	(1.27)
From return of capital	-	(0.35)	-	-	-	-	-
Total distributions	(0.63)	(2.55)	(0.67)	(0.81)	-	(0.44)	(1.27)

Redemption Fee Proceeds[1]	-	-	-	-	-	-	- [2]

Net asset value, end of period	$25.78	$23.90	$27.08	$25.62	$26.92	$26.28	$25.88

Total return[4]	10.53%[5]	(2.45)%	8.44%	(1.89)%	2.40%[5]	3.22%	4.30%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,269	$2,460	$5,554	$7,767	$27,016	$30,800	$30,888

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed	2.22%[6,7]	2.19%[7]	2.49%[7]	3.12%[7,8]	3.67%[6,7]	3.71%[7]	4.66%[7]
After fees waived and expenses absorbed	2.08%[6,7]	2.10%[7]	2.33%[7]	2.98%[7,8]	3.67%[6,7]	3.66%[7]	4.02%[7]
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed	1.99%[6]	1.30%	1.42%	0.80%	(0.49)%[6]	(2.08)%	(3.31)%
After fees waived and expenses absorbed	2.13%[6]	1.39%	1.58%	0.94%	(0.49)%[6]	(2.03)%	(2.67)%

Portfolio turnover rate	60%[5]	223%	286%	275%	198%[5]	323%	393%

*	Financial information from April 30, 2012 through December 18, 2016 is for the Vivaldi Orinda Macro Opportunities Fund, which was reorganized into the Vivaldi Multi-Strategy Fund as of the close of business December 18, 2016.
**	Fiscal year end changed to September 30, effective July 20, 2017.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.

See accompanying Notes to Financial Statements.

Vivaldi Multi-Strategy Fund

FINANCIAL HIGHLIGHTS - Continued

Class A*

[3]	Reimbursement had no impact to the Fund's performance (Note 3).
[4]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.00% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[5]	Not annualized.
[6]	Annualized.
[7]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.29% for the six months ended March 31, 2021. For the prior periods, the ratios would have been lowered by 0.31%, 0.50%, 0.78%, 1.42%, 1.20% and 1.22%, respectively.
[8]	Effective August 1, 2018, the Fund's advisor had contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.85% of average daily net assets of the Fund. Prior to August 1, 2018, the annual operating expense limitation was 2.25%.

See accompanying Notes to Financial Statements.

Vivaldi Multi-Strategy Fund

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2021	For the Year Ended September 30,			For the Period March 1, 2017 through September 30,		For the Year Ended February 28,	For the Year Ended February 29,
	(Unaudited)	2020	2019	2018	2017**		2017	2016
Net asset value, beginning of period	$24.35	$27.57	$26.17	$27.40	$26.71		$26.21	$26.29
Income from Investment Operations:
Net investment income (loss)[1]	0.30	0.42	0.50	0.33	(0.03)		(0.47)	(0.51)
Net realized and unrealized gain (loss)	2.30	(1.01)	1.74	(0.75)	0.72		1.41	1.70
Net increase from payments by affiliates	- [2,3]	-	-	-	-		-	-
Total from investment operations	2.60	(0.59)	2.24	(0.42)	0.69		0.94	1.19

Less Distributions:
From net investment income	(0.66)	(0.64)	(0.84)	-	-		-	-
From net realized gain	-	(1.62)	-	(0.81)	-		(0.44)	(1.27)
From return of capital	-	(0.37)	-	-	-		-	-
Total distributions	(0.66)	(2.63)	(0.84)	(0.81)	-		(0.44)	(1.27)

Redemption Fee Proceeds[1]	-	-	-	-	-		-	- [2]

Net asset value, end of period	$26.29	$24.35	$27.57	$26.17	$27.40		$26.71	$26.21

Total return[4]	10.72%[5]	(2.23)%	8.80%	(1.60)%	2.58%[5]		3.56%	4.69%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$33,703	$45,706	$47,554	$57,368	$128,676		$111,728	$28,648

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed	1.98%[6,7]	1.92%[7]	2.17%[7]	2.82%[7,8]	3.37%[6,7]		3.41%[7]	4.45%[7]
After fees waived and expenses absorbed	1.84%[6,7]	1.83%[7]	2.01%[7]	2.68%[7,8]	3.37%[6,7]		3.36%[7]	3.74%[7]
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed	2.23%[6]	1.57%	1.74%	1.10%	(0.19	)%6	(1.78)%	(3.21)%
After fees waived and expenses absorbed	2.37%[6]	1.66%	1.90%	1.24%	(0.19	)%6	(1.73)%	(2.50)%

Portfolio turnover rate	60%[5]	223%	286%	275%	198	%5	323%	393%

*	Financial information from April 30, 2012 through December 18, 2016 is for the Vivaldi Orinda Macro Opportunities Fund, which was reorganized into the Vivaldi Multi-Strategy Fund as of the close of business December 18, 2016.
**	Fiscal year end changed to September 30, effective July 20, 2017.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.

See accompanying Notes to Financial Statements.

Vivaldi Multi-Strategy Fund

FINANCIAL HIGHLIGHTS - Continued

Class I*

[3]	Reimbursement had no impact to the Fund's performance (Note 3).
[4]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.
[7]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.29% for the six months ended March 31, 2021. For the prior periods, the ratios would have been lowered by 0.31%, 0.50%, 0.78%, 1.42%, 1.20% and 1.22%, respectively.
[8]	Effective August 1, 2018, the Fund's advisor had contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.55% of average daily net assets of the Fund. Prior to August 1, 2018, the annual operating expense limitation was 1.95%.

See accompanying Notes to Financial Statements.

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

Note 1 – Organization

Vivaldi Merger Arbitrage Fund (the ‘‘Merger Arbitrage Fund’’) and Vivaldi Multi-Strategy Fund (the “Multi-Strategy Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Merger Arbitrage Fund is a non-diversified fund. The Multi-Strategy Fund is a diversified fund.

The Merger Arbitrage Fund seeks returns that are largely uncorrelated with the returns of the general stock market and capital appreciation. The Fund commenced investment operations on October 1, 2015 with Class A and Class I shares. Prior to that date, its only activity was the receipt of a $1,000 investment from principals of the Fund’s advisor and a transfer of 307,251 newly issued shares of the Fund’s Class I in exchange for the net assets of the Highland Capital Management Institutional Fund, LLC, a Delaware limited liability company (the “Company”) valued at $3,073,511.  This exchange was nontaxable. The primary assets received by the Fund were cash, interest receivable and securities of the Company with a fair value of $2,249,946 (identified cost of investments transferred were $2,271,450), totaling $3,073,511.  For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Company was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The Multi-Strategy Fund seeks to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles. In pursuing its objective, the Fund seeks to generate attractive long-term returns with low sensitivity to traditional equity and fixed-income indices. The Fund commenced investment operations on December 16, 2016 with Class A and Class I shares. Prior to that date, the Fund acquired the assets and assumed the liabilities of the Vivaldi Orinda Macro Opportunities Fund (the “Predecessor Fund”), a series of Advisors Series Trust. The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	1,058,074	$28,004,864
Class I	3,174,754	$85,334,375

The net unrealized appreciation of investments transferred was $3,090,238 as of the date of the acquisition.

The shares of each class of each Fund represent an interest in the same portfolio of investments of each particular Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Options are valued at the mean between the last available bid and asked prices used. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Short Sales

Short sales are transactions in which the Funds sell a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that they may not always be able to close out a short position at a particular time or at an acceptable price.

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

(d) Options

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(e) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these incurred expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which each Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(f) Closed-end Funds (“CEFs”)

The Multi-Strategy Fund may invest in shares of CEFs. A CEF is a pooled investment vehicle that is registered under the Investment Company Act of 1940 and whose shares are listed and traded on U.S. national securities exchanges. Investments in CEFs are subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s portfolio, and fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the CEF owns. In addition, the Fund bears a pro rata share of the management fees and expenses of each underlying CEF, which results in the Fund’s shareholders being subject to higher expenses than if they invested directly in the CEFs.

(g) Equity Swaps

The Funds may enter into equity swap contracts for hedging or investment purposes. Equity swap contracts may be structured in different ways. The counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Funds may agree to pay to the counterparty a floating-rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. In these cases, the return to the Funds on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Funds may agree to pay the other the difference between the relative investment performance that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

(h) Short-Term Investments

The Merger Arbitrage Fund and the Multi-Strategy Fund invest a significant amount (21.3% and 20.9% as of March 31, 2021) in the Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class (“MVRXX”). MVRXX invests exclusively in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. Each Fund may also hold cash.

MVRXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The net expense ratio per October 31, 2020 Annual report of Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class was 0.17%.

(i) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Funds are allocated on a pro rata basis to each class of shares relative to net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(j) Federal Income Taxes

Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of March 31, 2021 and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(k) Distributions to Shareholders

The Funds will make distributions of net investment income per the table below and net capital gains, if any, at least annually. The Multi-Strategy Fund seeks to make distributions once per quarter based on a pre-determined rate. A portion of the distributions made by the Multi-Strategy Fund may be treated as return of capital for tax purposes. Shareholders who receive a payment of a distribution consisting of a return of capital may be under the impression that they are receiving net profits when, in fact, they are not. Shareholders should not assume that the source of a distribution from the Multi-Strategy Fund is net profit. Each Fund may make additional payments of dividends or distributions if it deems it desirable at any other time during the year. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Distribution Frequency of Net Investment Income
Merger Arbitrage Fund	Annually
Multi-Strategy Fund	Quarterly

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(l) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Vivaldi Asset Management, LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of the Funds:

Merger Arbitrage Fund	1.25%
Multi-Strategy Fund	1.20%

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

The Advisor has engaged RiverNorth Capital Management, LLC and Angel Oak Capital Advisors, LLC, (each, a "Sub-Advisor" and together, the “Sub-Advisors”) to manage certain assets of the Multi-Strategy Fund and pays the Sub-Advisors from its advisory fees.

The Funds’ Advisor has contractually agreed to waive its fee and/or pay for expenses of the Funds to ensure that the annual Funds’ operating expenses (excluding any taxes, leverage interest, acquired fund fees and expenses (as determined in accordance with Form N-1A), dividend and interest expense on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed the following levels:

	Annual Expense Limit	Annual Expense Limit
	Class A Shares†	Class I Shares†
Merger Arbitrage Fund	1.85%	1.55%
Multi-Strategy Fund	1.85%	1.55%

†	The limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

These agreements are in effect until January 31, 2022 for the Funds. These agreements may be terminated before these dates only by the Trust’s Board of Trustees.

For the six months ended March 31, 2021, the Advisor waived fees as follows:

Advisory fees waived
Merger Arbitrage Fund	$50,866

The Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Funds for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Funds if the reimbursement will not cause the Funds’ annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At March 31, 2021, the amount of these potentially recoverable expenses was $50,866 for the Merger Arbitrage Fund. The Advisor may recapture all or a portion of this amount no later than September 30, 2024.

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended March 31, 2021, are reported as “Fund services fees” on the Statements of Operations. For the Multi-Strategy Fund, UMBFS, UMB Bank, n.a., and MFAC have voluntarily waived their fees that they would otherwise be paid, and/or to assume expenses of the Fund in the amount of $28,023 for the six months ended March 31, 2021. This amount is shown as a reduction of expenses, “Fees paid indirectly”, on the Statements of Operations.

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

The Funds have a fee arrangement with their custodian, UMB Bank, n.a., which provides for custody fees to be reduced by earning credits based on cash balances left on deposit with the custodian. For the six months ended March 31, 2021, there were no fees reduced by earning credits.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended March 31, 2021, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations. A portion of the fees were paid by the Trust’s Co-Administrators. Such amount is shown as a reduction of expenses, “Fees paid indirectly”, on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability of the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended March 31, 2021, are reported on the Statements of Operations.

During the six months ended March 31, 2021, UMBFS reimbursed the Multi-Strategy Fund $440 for an error during processing. This amount is reported on the Fund’s Statements of Operations and Statements of Changes in Net Assets under the caption “Reimbursement by affiliate.” These reimbursements had no impact on the Fund’s performance.

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is affected at the current market price to minimize trading costs, where permissible. For the six months ended March 31, 2021, the Multi-Strategy Fund engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Net Realized Gain (Loss)
Multi-Strategy Fund	$-	$1,194,847	$(63,967)

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

Note 4 – Federal Income Taxes

At March 31, 2021, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Merger Arbitrage Fund	Multi-Strategy Fund
Cost of investments	$609,761,493	$34,123,779

Gross unrealized appreciation	$4,275,576	$1,278,485
Gross unrealized depreciation	(10,885,381)	(1,682,708)
Net unrealized depreciation on investments	$(6,609,805)	$(404,223)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Merger Arbitrage Fund	Multi-Strategy Fund
Undistributed ordinary income	$1,877,624	$-
Undistributed long-term capital gains	22,836	-
Accumulated earnings	1,900,460	-

Accumulated capital and other losses	-	(3,539,926)
Unrealized depreciation on investments	(873,221)	(882,438)
Unrealized deferred compensation	(27,764)	(8,640)
Total accumulated earnings (loss)	$999,475	$(4,431,004)

The tax character of distributions paid during the periods ended September 30, 2020 and September 30, 2019 was as follows:

	Merger Arbitrage Fund		Multi-Strategy Fund
Distribution paid from:	2020	2019	2020	2019
Ordinary income	$33,341,174	$9,388,401	$4,022,509	$1,302,007
Net long-term capital gains	-	1,630,960	248,468	214,917
Return of Capital	-	-	790,736	-
Total taxable distributions	$33,341,174	$11,019,361	$5,061,713	$1,516,924

As of September 30, 2020, the Multi-Strategy Fund had qualified post October losses of $3,539,926.

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

Note 5 – Redemption Fee

The Merger Arbitrage Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended March 31, 2021 and for the year ended September 30, 2020, the Fund received $6,867 and $12,051, respectively, in redemption fees.

Note 6 – Investment Transactions

For the six months ended March 31, 2021, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales	Proceeds from Securities Sold Short	Cover Short Securities
Merger Arbitrage Fund	$936,851,551	$832,230,549	$63,408,071	$100,713,989
Multi-Strategy Fund	20,183,207	37,273,085	1,577,017	2,798,680

Note 7 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Funds to pay distribution fees for the sale and distribution of its shares.  With respect to Class A, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets. Class I does not pay any distribution fees.

For the six months ended March 31, 2021, distribution fees incurred are disclosed on the Statements of Operations.

Note 8 – Shareholder Servicing Plan

The Trust, on behalf of the Merger Arbitrage Fund and Multi-Strategy Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of Class A shares and 0.10% of average daily net assets of Class I shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended March 31, 2021, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2021, in valuing the Funds’ assets carried at fair value:

Merger Arbitrage Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Common Stocks	$429,855,964	$4,948,051	$-	$434,804,015
Rights	-	-	164,888	164,888
Units	71,986,329	-	-	71,986,329
Warrants	967,503	-	-	967,503
Short-Term Investments	126,554,152	-	-	126,554,152
Total Investments	$629,363,948	$4,948,051	$164,888	$634,476,887

Liabilities
Securities Sold Short
Common Stocks*	$31,166,185	$-	$-	$31,166,185
Total Securities Sold Short	31,166,185	-	-	31,166,185
Written Options Contracts	158,466	548	-	159,014
Total Securities Sold Short and Options	$31,324,651	$548	$-	$31,325,199

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

Multi-Strategy Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$4,863,608	$-	$4,863,608
Closed-End Funds	8,668,537	-	-	8,668,537
Collateralized Mortgage Obligations	-	7,567,995	-	7,567,995
Common Stocks	3,838,854	27,928	-	3,866,782
Corporate Bonds	-	1,607,022	-	1,607,022
Exchange-Traded Debt Securities	1,002,521	-	-	1,002,521
Exchange-Traded Funds	219,915	-	-	219,915
Rights	11,614	-	2,726	14,340
U.S. Treasury Bonds	-	218,488	-	218,488
Units	124,533	-	-	124,533
Warrants	62,164	-	-	62,164
Short-Term Investments	7,520,637	-	-	7,520,637
Total Investments	$21,448,775	$14,285,041	$2,726	$35,736,542

Liabilities
Securities Sold Short
Common Stocks*	$221,003	$-	$-	$221,003
Exchange-Traded Funds	1,794,931	-	-	1,794,931
Total Securities Sold Short	2,015,934	-	-	2,015,934
Written Options Contracts	1,050	2	-	1,052
Total Securities Sold Short and Options	$2,016,984	$2	$-	$2,016,986

*	All common stocks sold short in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Merger Arbitrage Fund
Rights
Balance as of September 30, 2020	$164,888
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total gains or losses for the period
Included in earnings (or changes in net assets)	-
Included in other comprehensive income	-
Purchases, sales, and principal paydowns
Net purchases	-
Net sales	-
Principal paydown	-
Balance as of March 31, 2021	$164,888
Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$-

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

Multi-Strategy Fund
	Rights	Asset-Backed Securities
Balance as of September 30, 2020	$2,726	$500,000
Transfers into Level 3 during the period	-	-
Transfers out of Level 3 during the period	-	500,000
Total gains or losses for the period
Included in earnings (or changes in net assets)	-	-
Included in other comprehensive income	-	-
Purchases, sales, and principal paydowns
Net purchases	-	-
Net sales	-	-
Principal paydown	-	-
Balance as of March 31, 2021	$2,726	$-
Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$-	$-

The following tables present additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2021:

Merger Arbitrage Fund
Asset Class	Fair Value at 3/31/2021	Valuation Technique(s)	Unobservable Input(1)	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input(2)
Rights	$164,888	Asset Approach	Expected Remaining Distributions	$0.33	N/A	Increase

Multi-Strategy Fund
Asset Class	Fair Value at 3/31/2021	Valuation Technique(s)	Unobservable Input(1)	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input(2)
Rights	$2,726	Asset Approach	Expected Remaining Distributions	$0.33	N/A	Increase

(1)	The investment advisor/sub-advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds invested in options contracts during the six months ended March 31, 2021.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments as of March 31, 2021, by risk category are as follows:

	Merger Arbitrage Fund
	Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value
Equity contracts	Written options contracts, at value	$159,014
Total		$159,014

	Multi-Strategy Fund
	Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value
Equity contracts	Written options contracts, at value	$1,052
Total		$1,052

The effects of derivative instruments on the Statements of Operations for the six months ended March 31, 2021, are as follows:

Merger Arbitrage Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$(126,450)	$41,220
Total	$(126,450)	$41,220

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

Multi-Strategy Fund
Amount of Realized Gain on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$414	$2,544
Total	$414	$2,544

Merger Arbitrage Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Written Options Contracts
Equity contracts	$(11,018)
Total	$(11,018)

Multi-Strategy Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Written Options Contracts
Equity contracts	$(1,423)
Total	$(1,423)

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of March 31, 2021, are as follows:

Merger Arbitrage Fund
Derivative	Quarterly Average	Amount
Options Contracts - Written	Average Notional Value	$(18,779,425)

Multi-Strategy Fund
Derivative	Quarterly Average	Amount
Options Contracts - Written	Average Notional Value	$(202,608)

Note 12 – Borrowing

The Funds have entered into a borrowing agreement with BNP Paribas (acting through its New York Branch). The Funds may borrow amounts up to one-third of the value of its assets. The Funds are charged interest of one-month Libor plus 1.10% for borrowing under this agreement. The Funds did not borrow under the line of credit agreement during the six months ended March 31, 2021.

Note 13 – COVID-19 Risks

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment in the Funds. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

Note 14 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Vivaldi Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”) met on October 19-20, 2020 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the following series of the Trust (each, a “Fund” and together, the “Funds”) pursuant to the Liquidity Rule:

Vivaldi Merger Arbitrage Fund

Vivaldi Multi-Strategy Fund

The Board has appointed Vivaldi Asset Management, LLC, the investment adviser to the Funds, as the program administrator (“Program Administrator”) for the Fund Program. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Funds, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the period from December 1, 2019 through July 31, 2020 (the “Program Reporting Period”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

●	The Fund Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions);
●	An overview of market liquidity for each Fund during the Program Reporting Period;
●	Each Fund’s ability to meet redemption requests;
●	Each Fund’s cash management;
●	Each Fund’s borrowing activity, if any, in order to meet redemption requests;
●	Each Fund’s compliance with the 15% limit of illiquid investments; and
●	Each Fund’s status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for each Fund to adopt a highly liquid investment minimum (“HLIM”).

The Report stated that the Funds primarily hold assets that are defined under the Liquidity Rule as "highly liquid investments," and therefore each Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Period.

In the Report, the Program Administrator concluded that (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii) each Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Period, each Fund was able to meet redemption requests without significant dilution of remaining investors’ interests; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Period.

Vivaldi Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Vivaldi Funds

EXPENSE EXAMPLES

For the Six Months Ended March 31, 2021 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchases within certain classes; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Class A only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020 to March 31, 2021.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load). Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Vivaldi Merger Arbitrage Fund		10/1/20	3/31/21	10/1/20 – 3/31/21
Class A	Actual Performance	$1,000.00	$1,072.90	$9.98
	Hypothetical (5% annual return before expenses)	1,000.00	1,015,30	9.70
Class I	Actual Performance	1,000.00	1,074.70	8.32
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.92	8.08

*	Expenses are equal to the Fund’s annualized expense ratios of 1.93% and 1.61% for the Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/365 (to reflect the six month period) for Class A shares and Class I shares. The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Vivaldi Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended March 31, 2021 (Unaudited)

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Vivaldi Multi-Strategy Fund		10/1/20	3/31/21	10/1/20 – 3/31/21
Class A	Actual Performance	$1,000.00	$1,105.30	$10.91
	Hypothetical (5% annual return before expenses)	1,000.00	1,014,57	10.44
Class I	Actual Performance	1,000.00	1,107.20	9.66
	Hypothetical (5% annual return before expenses)	1,000.00	1,015,76	9.24

*	Expenses are equal to the Fund’s annualized expense ratios of 2.08% and 1.84% for the Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/365 (to reflect the six month period) for Class A shares and Class I shares. The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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The Vivaldi Funds

Each a series of Investment Managers Series Trust II

Investment Advisor

Vivaldi Asset Management, LLC

225 West Wacker, Suite 2100

Chicago, Illinois 60606

Sub-Advisor

Angel Oak Capital Advisors, LLC

3344 Peachtree Road Northeast, Suite 1725

Atlanta, Georgia 30326

Sub-Advisor

RiverNorth Capital Management, LLC

325 North LaSalle Street, Suite 645

Chicago, Illinois 60654

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Vivaldi Merger Arbitrage Fund – Class A	VARAX	46141T 877
Vivaldi Merger Arbitrage Fund – Class I	VARBX	46141T 869
Vivaldi Multi-Strategy Fund – Class A	OMOAX	46141T 687
Vivaldi Multi-Strategy Fund – Class I	OMOIX	46141T 679

Privacy Principles of the Vivaldi Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Vivaldi Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting

The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (877) 779-1999 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to their use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (877) 779-1999.

Vivaldi Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (877) 779-1999

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	6/7/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	6/7/2021

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	6/7/2021